LEASES (Tables)	6 Months Ended
Jun. 30, 2025
LEASES
Schedule of components of lease cost

	Six Months Ended June 30,
	2025	2024
	US$	US$
Operating lease cost	9,850	14,222
Short-term lease cost	4,066	1,431
Variable lease cost	—	83
Total	13,916	15,736

Schedule of supplemental cash flows information related to leases

	Six Months Ended June 30,
	2025	2024
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	9,196	13,522
Right-of-use assets obtained in exchange for lease obligations
Operating leases	145	2,640

Schedule of supplemental balance sheet information related to leases

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Operating Leases
Operating lease right-of-use assets (i)	131,166	144,029
Less: Provision for impairment (note 2(d))	(4,518)	—
	126,648	144,029
Operating lease liabilities, current
− Operating lease liabilities-third parties	11,493	14,094
− Operating lease liabilities-related parties (ii)	1,625	1,028
Operating lease liabilities, non-current
− Operating lease liabilities-third parties	64,794	68,331
− Operating lease liabilities-related parties	4,025	10,729
Total operating lease liabilities	81,937	94,182
(i)Operating lease right-of-use assets included land use rights with carrying amount of US$45,755 as of June 30, 2025.
(ii)This item is included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets as of June 30, 2025 and December 31, 2024, respectively.

Schedule of weighted average remaining lease term and weighted average discount rate for operating leases

	Six Months Ended June 30,
	2025	2024
	US$	US$
Weighted-average remaining lease term
Operating leases	6.71 years	7.78 years
Weighted-average discount rate
Operating leases	6.31%	6.64%